Background: (Details 2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ (120)	$ 728	$ (17,543)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Impairment of investment in other company			1,439
Adjustments related to continuing operations	$ (1,679)	$ (5,359)	(9,298)	$ 358
Previously Reported [Member]
Net loss			(16,966)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Impairment of investment in other company			862
Adjustments related to continuing operations			10,341
Adjustment [Member]
Net loss			(577)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Impairment of investment in other company			577
Adjustments related to continuing operations			$ 577